Significant Accounting Policies Acquisition and Integration Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition and Integration Related Costs	$ 48,445	$ 31,066	$ 36,603
Russell Hobbs Merger [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Integration costs	3,452	10,168	23,084
Employee termination costs	217	3,900	8,105
Business Combination, Acquisition Related Costs	39	1,495	4,883
Business Combination, Acquisition and Integration Related Costs	3,708	15,563	36,072
HHI Business [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Integration costs	8,864	0	0
Employee termination costs	356	0	0
Business Combination, Acquisition Related Costs	27,712	0	0
Business Combination, Acquisition and Integration Related Costs	36,932	0	0
Shaser, Inc. [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition and Integration Related Costs	4,828	0	0
Furminator [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition and Integration Related Costs	2,270	7,938	0
Black Flag [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition and Integration Related Costs	154	3,379	0
Series of Individually Immaterial Business Acquisitions [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition and Integration Related Costs	$ 553	$ 4,186	$ 531